Leases - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [LineItems]
Payment of short term lease expenses	$ 1,975	$ 2,305
Right-of-use assets	2,640	3,544	$ 2,217
Undiscounted operating lease payments	5,268	6,889
Vehicles [member]
Statement [LineItems]
Right-of-use assets	1	81
Corporate Office Leases [Member]
Statement [LineItems]
Right-of-use assets	$ 2,639	$ 3,463